Revenues - Schedule of Disaggregation of Revenues (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Revenues	$ 40	$ 24	$ 309	$ 391
Product [Member]
Revenues	40	24	188	174
Service [Member]
Revenues			$ 121	$ 217

[1]	As for revenues related to transaction with the Parent Company - see Note 11(b)